Contingent consideration liabilities (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Fair Value of Contingent Consideration

The consideration for certain acquisitions includes amounts contingent on future events such as development milestones or sales performance. The Group has provided for the fair value of this contingent consideration as follows:

	Shionogi- ViiV Healthcare £m	Novartis Vaccines £m	Other £m	Total £m
At 1 January 2015	1,684	—	40	1,724
Additions through business combinations	—	594	—	594
Remeasurement through income statement	1,874	111	1	1,986
Cash payments: operating cash flows	(121)	—	—	(121)
Cash payments: investing activities	(38)	(300)	—	(338)
Other movements	10	—	—	10

At 31 December 2015	3,409	405	41	3,855
Additions through business combinations	154	—	40	194
Remeasurement through income statement	2,162	152	(33)	2,281
Cash payments: operating cash flows	(351)	(5)	(2)	(358)
Cash payments: investing activities	(66)	(7)	—	(73)
Other movements	(4)	—	1	(3)

At 31 December 2016	5,304	545	47	5,896
Remeasurement through income statement	909	53	(1)	961
Cash payments: operating cash flows	(587)	(7)	—	(594)
Cash payments: investing activities	(84)	(7)	—	(91)

At 31 December 2017	5,542	584	46	6,172

Summary of Possible Changes in key Inputs to Valuation of Contingent Consideration Liabilities

The table below shows on an indicative basis the income statement and balance sheet sensitivity to reasonably possible changes in key inputs to the valuations of the contingent consideration liabilities.

Increase/(decrease) in financial liability and loss/(gain) in Income statement	Shionogi- ViiV Healthcare £m	Novartis Vaccines £m
10% increase in sales forecasts	535	56
10% decrease in sales forecasts	(535)	(55)
1% increase in discount rate	(228)	(18)
1% decrease in discount rate	245	20
5% increase in probability of milestone success		6
5% decrease in probability of milestone success		(6)
10 cent appreciation of US Dollar	329	17
10 cent depreciation of US Dollar	(284)	(15)
10 cent appreciation of Euro	95	25
10 cent depreciation of Euro	(80)	(21)